4. Derivative Liability (Details 3)		9 Months Ended	12 Months Ended
		Sep. 30, 2016	Dec. 31, 2015
Volatility			102.00%
Dividend yield
Minimum [Member]
Volatility		151.00%
Risk-free interest rate		0.20%	0.50%
Expected life (years)		0 years	10 months 24 days
Maximum [Member]
Volatility		200.60%
Risk-free interest rate		0.77%	1.20%
Expected life (years)		2 years 2 months 1 day	2 years 10 months 24 days
May 27, 2016 [Member]
Dividend yield
May 27, 2016 [Member] | Minimum [Member]
Volatility	[1],[2]	125.00%
Risk-free interest rate	[1],[2]	0.58%
Expected life (years)	[1],[2]	11 months 27 days
May 27, 2016 [Member] | Maximum [Member]
Volatility	[1],[2]	136.00%
Risk-free interest rate	[1],[2]	0.69%
Expected life (years)	[1],[2]	1 year 3 months 18 days
May 30, 2016 [Member]
Dividend yield
May 30, 2016 [Member] | Minimum [Member]
Volatility		111.00%
Risk-free interest rate		0.49%
Expected life (years)		6 months 4 days
May 30, 2016 [Member] | Maximum [Member]
Volatility		157.50%
Risk-free interest rate		0.95%
Expected life (years)		2 years 6 months 4 days
Jun 10, 2016 [Member]
Volatility	[3],[4]	145.00%
Dividend yield
Jun 10, 2016 [Member] | Minimum [Member]
Risk-free interest rate	[3],[4]	0.26%
Expected life (years)	[3],[4]	3 months 22 days
Jun 10, 2016 [Member] | Maximum [Member]
Risk-free interest rate	[3],[4]	0.42%
Expected life (years)	[3],[4]	5 months 23 days
June 13, 2016 [Member]
Volatility	[2]	146.00%
Risk-free interest rate	[2]	0.55%
Expected life (years)	[2]	11 months 12 days

[1]	(3) Partial conversion of the September 2015 Convertible Note.
[2]	(8) Partial Conversion of Exchange Notes
[3]	(4) Partial conversion of the December 2015 Convertible Note.
[4]	(7) Partial Conversion of Notes Payable Original Issue Discount